Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2015
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31, 2015	September 30, 2015
Commitments to extend credit	¥421,526	¥648,058
Commitments to invest in partnerships	20,710	22,296

Maturities of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥648,058	¥109,390	¥118,673	¥173,502	¥246,493
Commitments to invest in partnerships	22,296	748	247	—	21,301

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2015		September 30, 2015
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥7,961,476	¥253,243,082	¥6,087,709	¥251,410,334
Standby letters of credit and other guarantees(3)	291	9,494	274	9,227

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees was ¥7,041 million and ¥7,030 million as of March 31, 2015 and September 30, 2015, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥6,087,709	¥251,410,334	¥106,931,084	¥59,569,827	¥24,410,070	¥60,499,353
Standby letters of credit and other guarantees	274	9,227	12	7	—	9,208